EXPENSES (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Other gains and losses [abstract]
Unrealized gain on share purchase warrants		$ 0.0	$ 1.2
Gain (loss) on foreign exchange		6.6	43.8
Gain on disposal of El Morro stream		0.0	33.0
Other (loss) gain on disposal of assets		(0.3)	0.3
Loss on revaluation of investments		(0.2)	(0.2)
Unrealized gain (loss) on revaluation of gold stream obligation (Note 12)		11.7	(21.8)
Settlement and loss on revaluation of gold price option contracts		(4.8)	(6.5)
Gain (loss) on revaluation of copper forward contracts and copper price option contracts		4.8	(4.4)
Revaluation of CSP's reclamation and closure cost obligation	[1]	(1.0)	0.0
Other		1.3	1.2
Total other gains		$ 18.1	$ 46.6

[1]	Cerro San Pedro has transitioned to the reclamation phase of its mine life cycle effective December 31, 2018. As a result, changes in estimate to Cerro San Pedro’s reclamation and closure cost obligation resulting from revisions to the expected cash flows will be recognized within other gains and losses.